UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Back Bay Financial Group, Inc.
Address: 535 Boylston Street, Suite 300
         Boston, MA  02116

13F File Number:  028-13127

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Siefert
Title:     President
Phone:     617-247-0518

Signature, Place, and Date of Signing:

      /s/  Robert Siefert     Boston, MA     November 03, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $102,671 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUTOMATIC DATA PROCESSING IN   COM              053015103      335     7828 SH       SOLE                     7828        0        0
COLGATE PALMOLIVE CO           COM              194162103      263     3490 SH       SOLE                     3490        0        0
CRA INTL INC                   COM              12618T105     1035    37670 SH       SOLE                    37670        0        0
EXXON MOBIL CORP               COM              30231G102      307     3956 SH       SOLE                     3956        0        0
GENERAL ELECTRIC CO            COM              369604103      332    13033 SH       SOLE                    13033        0        0
IDENIX PHARMACEUTICALS INC     COM              45166R204      108    15000 SH       SOLE                    15000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      246     2101 SH       SOLE                     2101        0        0
ISHARES TR                     S&P MIDCAP 400   464287507    17780   245712 SH       SOLE                   245712        0        0
ISHARES TR                     DJ SEL DIV INX   464287168      364     6845 SH       SOLE                     6845        0        0
ISHARES TR                     LEHMAN 3-7 YR    464288661      365     3350 SH       SOLE                     3350        0        0
ISHARES TR                     US TIPS BD FD    464287176     1807    17843 SH       SOLE                    17843        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      281     4988 SH       SOLE                     4988        0        0
ISHARES TR                     MSCI SMALL CAP   464288273     1078    31915 SH       SOLE                    31915        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    15409   241175 SH       SOLE                   241175        0        0
ISHARES TR                     S&P 500 INDEX    464287200     9381    80302 SH       SOLE                    80302        0        0
ISHARES TR                     S&P SMLCAP 600   464287804     6727   113042 SH       SOLE                   113042        0        0
ISHARES TR                     MSCI EMERG MKT   464287234     4924   144108 SH       SOLE                   144108        0        0
ISHARES TR                     RUSSELL MCP VL   464287473     7495   191159 SH       SOLE                   191159        0        0
MIDCAP SPDR TR                 UNIT SER 1       595635103     3864    29318 SH       SOLE                    29318        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      282     4000 SH       SOLE                     4000        0        0
PROCTER & GAMBLE CO            COM              742718109      257     3692 SH       SOLE                     3692        0        0
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863      426    11175 SH       SOLE                    11175        0        0
SPDR SERIES TRUST              SHRT TERM MUNI   78464A425     3471   153735 SH       SOLE                   153735        0        0
SPDR SERIES TRUST              DJ WLSH REIT ETF 78464A607     3336    49370 SH       SOLE                    49370        0        0
SPDR TR                        UNIT SER 1       78462F103     2721    23457 SH       SOLE                    23457        0        0
UNITED PARCEL SERVICE INC      CL B             911312106      669    10641 SH       SOLE                    10641        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827    11206   145252 SH       SOLE                   145252        0        0
VANGUARD INDEX FDS             VALUE ETF        922908744     5400   103010 SH       SOLE                   103010        0        0
VANGUARD INDEX FDS             MCAP VL IDXVIP   922908512     2135    48185 SH       SOLE                    48185        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      667    11190 SH       SOLE                    11190        0        0